Leases - Additional Information (Details) ₱ in Millions		1 Months Ended	12 Months Ended
	Apr. 19, 2022 TelecomTower	Jan. 31, 2020 Site	Dec. 31, 2023 PHP (₱) TelecomTower Site	Dec. 31, 2022 PHP (₱) Site TelecomTower	Dec. 31, 2021 PHP (₱)
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases			₱ 10,707	₱ 8,331	₱ 6,547
Non-cash additions to ROU assets			15,759	34,274
non-cash additions to lease liabilities			15,759	34,277
Rental income relating to investment properties			57	51	₱ 48
ROU assets			32,717	28,863
Lease liabilities			5,921	10,477
Within one year [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rentals receivable under non-cancellable operating leases			59	57
After one year but not more than five years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rentals receivable under non-cancellable operating leases			125	₱ 0
MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Cumulative lease liability			23,696
Cumulative right of use assets			22,418
TowerCos [Member] | MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower				4,665
TowerCos [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sites commitment covered | Site		200
Number of additional sites commitment covered | Site		936
Unity [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets			1,844
Lease liabilities			₱ 1,779
Frontier [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of quantitative information about right-of-use assets [line items]
ROU assets				₱ 1,646
Lease liabilities				₱ 1,738
Smart and DMPI [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower			6,370
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower	5,907		7,569
Smart [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of sale of telecom towers | TelecomTower			998	4,665
Leaseback period of towers sold	10 years		10 years
Smart [Member] | TowerCos [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of service orders issued to build-to-suit sites | Site				464
R F T I [Member] | Common Tower Pilot (CTP) Program [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number of build-to-suit sites | Site			388
Number of build-to-suit sites ready for service | Site			236